Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes stock option activity:

	Number of stock options outstanding	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in thousands)
Balance at January 1, 2021	—	$—		$—
Granted, fair value of $4.31 per share	248,603	5.92

Balance at December 31, 2021	248,603	5.92	9.7	194
Granted, fair value of $6.24 per share	1,031,567	8.44
Forfeited	(6,716)	7.55

Balance at December 31, 2022	1,273,454	$7.95	9.3	$621

Exercisable options at December 31, 2022	181,171	$7.18	9.1	$229
Unvested options at December 31, 2022	1,092,283	$8.08	9.4	$392

Schedule of Grant-Date Fair Value of Stock Options Issued, Presented on a Weighted Average Basis
The following table summarizes the assumptions used to determine the grant-date fair value of stock options granted, presented on a weighted average basis:

	Years Ended December 31,
	2022	2021
Risk-free interest rate	3.08%	1.20%
Expected term (in years)	5.9	6.1
Expected volatility	87.28%	87.67%
Expected dividend yield	0%	0%

Schedule of Stock Based Compensation Expense
The following table provides a summary of stock-based compensation expense related to stock options, restricted stock, and warrants (in thousands):

	Years Ended December 31,
	2022	2021
Research and development	$416	$19
General and administrative	1,102	44

Total stock-based compensation expense	$1,518	$63

Schedule of assumptions used to determine the fair value of warrant
The weighted average assumptions used to determine the fair value of the warrants were as follows:

Year Ended December 31, 2021
Risk-free interest rate	1.14%
Expected term (in years)	6.1
Expected volatility	82.80%
Expected dividend yield	0%